Other financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Other financial liabilities.
Deferred consideration - current		$ 81,129
Contingent consideration - current	$ 23,680
Contingent royalty liability - current	5,592	5,587
Deferred underwriting discount - current		7,280		$ 9,280
Deferred liabilities - current		500		7,239
Financial liabilities arising from sale and leaseback transaction - current	213	193
Other financial liabilities - current	29,485	94,689	[1]	16,519
Contingent consideration - noncurrent	70,370	84,200
Contingent royalty liability - noncurrent	42,069	38,398
Redeemable Class A ordinary shares - noncurrent				264,477
Financial liabilities arising from sale and leaseback transaction - noncurrent	115	329
Other financial liabilities - noncurrent	112,554	122,927	[1]	264,477
Total other financial liabilities	$ 142,039	$ 217,616		$ 280,996

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.